SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 557,863	$ 458,896
Less: allowance for doubtful accounts
Accounts receivable,net	$ 557,863	$ 458,896